Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ 2,103,357	$ 1,859,613	$ 372,435